Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Related Party Transactions

Balances with related parties consisting of members of the Board of Directors for borrowings and warrants were as follows. No debt is held by executive officers of the Company.

	As of
	September 30, 2016	December 31, 2015
Debt held by related parties (in thousands)	$2,697	$1,748
Accrued interest to related parties (in thousands)	$367	$232
Warrants held by related parties	1,144,221	691,043

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
(In thousands)	2016	2015	2016	2015
Related party interest expense	$51	$34	$144	$115

Balances with related parties consisting of members of the Board of Directors (collectively Affiliates) for borrowings and warrants were as follows:

	As of
	December 31, 2015	December 31, 2014
Debt held by related parties	$1,748,000	$1,350,000
Warrants held by related parties	691,043	284,340

	Year Ended
	December 31, 2015	December 31, 2014
Interest paid to related parties	$3,945	$237,596
Related party interest expense	$153,926	$1,608,372